Segment, Geographic and Other Revenue Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 58,986		$ 65,259	[1],[2]	$ 65,165
Research and development expenses	7,870	[3]	9,074	[1],[3]	9,483	[3]
Earnings	12,080	[4],[5],[6]	12,304	[1],[4],[5],[6]	9,471	[4],[5],[6]
Depreciation and amortization	7,611	[7]	8,907	[5],[7]	8,399	[7]
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenues	51,214		57,747	[1]	58,523
Research and development expenses	2,813		3,309	[1]	3,549
Earnings	31,330	[5]	35,207	[1],[5]	36,444	[5]
Depreciation and amortization	1,060	[7]	1,088	[5],[7]	1,051	[7]
Primary Care [Member]
Segment Reporting Information [Line Items]
Revenues	15,558	[7]	22,670	[1],[7]	23,328	[7]
Research and development expenses	1,009	[7]	1,307	[1],[7]	1,473	[7]
Earnings	9,613	[5],[7]	15,001	[1],[5],[7]	15,773	[5],[7]
Depreciation and amortization	244	[7],[8]	247	[5],[7],[8]	201	[7],[8]
Specialty Care And Oncology [Member]
Segment Reporting Information [Line Items]
Revenues	15,461		16,568	[1]	16,435
Research and development expenses	1,401		1,561	[1]	1,624
Earnings	10,499	[5]	10,789	[1],[5]	10,571	[5]
Depreciation and amortization	406	[7]	419	[5],[7]	432	[7]
Established Products and Emerging Markets [Member]
Segment Reporting Information [Line Items]
Revenues	20,195	[1]	18,509	[1]	18,760	[1]
Research and development expenses	403	[1]	441	[1]	452	[1]
Earnings	11,218	[1],[5]	9,417	[1],[5]	10,100	[1],[5]
Depreciation and amortization	410	[7],[9]	422	[5],[7],[9]	418	[7],[9]
Other operating segments [Member]
Segment Reporting Information [Line Items]
Revenues	7,511	[8]	7,212	[1],[8]	6,323	[8]
Research and development expenses	693	[8]	425	[1],[8]	428	[8]
Earnings	1,919	[5],[8]	2,009	[1],[5],[8]	1,565	[5],[8]
Depreciation and amortization	245	[10],[7]	232	[10],[5],[7]	197	[10],[7]
Other business activities [Member]
Segment Reporting Information [Line Items]
Revenues	261	[9]	300	[1],[9]	319	[9]
Research and development expenses	2,838	[9]	3,340	[1],[9]	3,711	[9]
Earnings	(2,891)	[5],[9]	(3,343)	[1],[5],[9]	(3,735)	[5],[9]
Depreciation and amortization	116	[11],[7]	153	[11],[5],[7]	197	[11],[7]
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues	0	[10]	0	[1],[10]	0	[10]
Research and development expenses	971	[10]	1,292	[1],[10]	1,551	[10]
Earnings	(6,240)	[10],[5]	(7,410)	[1],[10],[5]	(7,966)	[10],[5]
Depreciation and amortization	485	[12],[7]	540	[12],[5],[7]	617	[12],[7]
Purchase Accounting Adjustments [Member]
Segment Reporting Information [Line Items]
Revenues	0	[11]	0	[1],[11]	0	[11]
Research and development expenses	(3)	[11]	(2)	[1],[11]	149	[11]
Earnings	(4,957)	[11],[5]	(6,753)	[1],[11],[5]	(8,136)	[11],[5]
Depreciation and amortization	5,022	[13],[7]	5,525	[13],[5],[7]	5,436	[13],[7]
Acquisition-related Costs [Member]
Segment Reporting Information [Line Items]
Revenues	0	[12]	0	[1],[12]	0	[12]
Research and development expenses	6	[12]	23	[1],[12]	34	[12]
Earnings	(967)	[12],[5]	(1,979)	[1],[12],[5]	(3,926)	[12],[5]
Depreciation and amortization	283	[14],[7]	624	[14],[5],[7]	781	[14],[7]
Certain significant items [Member]
Segment Reporting Information [Line Items]
Revenues	0	[13]	0	[1],[13]	0	[13]
Research and development expenses	522	[13]	654	[1],[13]	18	[13]
Earnings	(5,324)	[13],[5]	(4,347)	[1],[13],[5]	(3,565)	[13],[5]
Depreciation and amortization	300	[15],[7]	611	[15],[5],[7]	0	[15],[7]
Other unallocated [Member]
Segment Reporting Information [Line Items]
Revenues	0	[14]	0	[1],[14]	0	[14]
Research and development expenses	30	[14]	33	[1],[14]	43	[14]
Earnings	(790)	[14],[5]	(1,080)	[1],[14],[5]	(1,210)	[14],[5]
Depreciation and amortization	$ 100	[16],[7]	$ 134	[16],[5],[7]	$ 120	[16],[7]

[1]	) For 2011, includes King commencing on the acquisition date of January 31, 2011.
[2]	) For 2011, includes King commencing on the acquisition date of January 31, 2011
[3]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[4]	2011 v. 2010––The decrease in the domestic loss was primarily due to the non-recurrence of a charge of $1.3 billion (pre-tax) in 2010 for asbestos litigation related to our wholly owned subsidiary, Quigley Company, Inc., partially offset by a reduction in revenues due to the loss of exclusivity for several biopharmaceutical products and the impact of the U.S. Healthcare Legislation. The increase in international income was due to the favorable impact of foreign exchange, lower impairment charges, as well as increased revenues from biopharmaceutical products, such as the Prevnar/Prevenar family, Enbrel and Celebrex.
[5]	) Income from continuing operations before provision for taxes on income.
[6]	2012 v. 2011––The increase in the domestic loss was primarily due to the reduction in revenues resulting from the loss of exclusivity of Lipitor, Geodon and certain other biopharmaceutical products; certain legal settlements and related charges, primarily associated with Rapamune, Celebrex, hormone-replacement therapy and Chantix; higher costs associated with the separation of Zoetis; and the payment to AstraZeneca to obtain the exclusive global over-the-counter rights to Nexium, partially offset by lower acquisition-related costs. The increase in international income was due to lower purchase accounting costs, lower acquisition-related costs, and lower charges related to cost-reduction and productivity initiatives, partially offset by the reduction in revenues resulting from the loss of exclusivity of Lipitor, Geodon and certain other biopharmaceutical products.
[7]	) Certain production facilities are shared. Deprecation is allocated based on estimates of physical production.
[8]	Revenues and Earnings from the Primary Care segment decreased for 2012 as compared to the prior year, and earnings as a percentage of revenues also declined, primarily due to the loss of exclusivity of Lipitor in most major markets, and the subsequent shift in the reporting of Lipitor in those major markets to the Established Products business unit.
[9]	Revenues and Earnings from the Established Products and Emerging Markets segment increased in 2012 as compared to the prior year, primarily due to additional products losing exclusivity and moving to the Established Products unit and increased operational sales in emerging markets, partially offset by unfavorable foreign exchange. Earnings as a percentage of revenue increased due to the change in the mix of products.
[10]	Includes the Animal Health operating segment and the Consumer Healthcare operating segment. In 2012, higher R&D expenses and lower Earnings reflect the Consumer Healthcare acquisition of the over-the-counter (OTC) rights for Nexium (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions).
[11]	Other business activities includes the revenues and operating results of Pfizer CentreSource, our contract manufacturing and bulk pharmaceutical chemical sales operation, and the research and development costs managed by our Worldwide Research and Development organization and our Pfizer Medical organization.
[12]	Corporate for R&D expenses includes, among other things, administration expenses and compensation expenses associated with our research and development activities and for Earnings includes, among other things, administration expenses, interest income/(expense) and certain compensation and other costs not charged to our operating segments.
[13]	Purchase accounting adjustments include certain charges related to the fair value adjustments to inventory, intangible assets and property, plant and equipment.
[14]	Acquisition-related costs can include costs associated with acquiring, integrating and restructuring newly acquired businesses, such as transaction costs, integration costs, restructuring charges and additional depreciation associated with asset restructuring (see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives for additional information).
[15]	Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. For Earnings in 2012, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.9 billion, (ii) charges for certain legal matters of $2.2 billion, (iii) certain asset impairment charges of $884 million, (iv) costs associated with the separation of Zoetis of $325 million and (v) other charges of $36 million (see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives and Note 4. Other Deductions––Net for additional information).For Earnings in 2011, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $2.5 billion, (ii) certain asset impairment charges of $856 million, (iii) charges for certain legal matters of $822 million, (iv) other charges of $101 million and (v) costs associated with the separation of Zoetis of $35 million (see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives and Note 4. Other Deductions––Net for additional information).For Earnings in 2010, certain significant items includes: (i) certain asset impairment charges of $1.8 billion, (ii) charges for certain legal matters of $1.7 billion, (iii) inventory write-off of $212 million and (iv) other income of $102 million (see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives and Note 4. Other Deductions––Net for additional information).For R&D in all periods presented, certain significant items primarily reflect additional depreciation––asset restructuring and implementation costs.
[16]	Includes overhead expenses associated with our manufacturing and commercial operations not directly attributable to an operating segment.